Putnam
Global Natural
Resources
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Stocks of energy companies represented a safe haven during the turbulent worldwide market and economic environment that prevailed throughout Putnam Global Natural Resources Fund's semiannual period. Rising fuel prices, along with dwindling supply and increasing demand for energy, proved beneficial for your fund during the six months ended February 28, 2001.

In the following report, your fund's managers review their portfolio strategy and highlight some of the companies that made positive contributions to the fund's performance during the period. They also take a look at some of the conditions and market sectors that are likely to influence the fund's results as it makes its way through fiscal 2001.

Finally, we are pleased to announce the addition of Kevin M. Divney to the fund's management team. Before joining Putnam in 1997, Kevin was associated with Franklin Portfolio Associates and State Street Bank. He has 12 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001

REPORT FROM FUND MANAGEMENT

Kevin M. Divney
James M. Falvey

With stable earnings streams, dependable cash flows, and investments in hard assets, natural resources stocks historically have been seen as a safe haven during periods of economic uncertainty. This was certainly the case during the first six months of Putnam Global Natural Resources Fund's 2001 fiscal year. The semiannual period saw multiple interest-rate reductions by the Federal Reserve, daily downward revisions to corporate earnings and capital spending forecasts, and a continuation of the mass exodus from the technology and telecommunications sectors.

Total return for 6 months ended 2/28/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   2.44%  -3.46%    2.04%  -2.72%    2.02%   1.07%    2.16%  -1.40%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* OIL AND GAS PRICES RETREATED FROM RECENT HIGHS

Higher fuel prices, which became one of the stronger forces driving down performance in many industries, had the opposite effect on companies in the business of selling oil and gas. In fact, the increasing demand for power, dwindling supply, and resulting price increases that negatively influenced other market sectors proved a boon to the energy sector, which represents more than half of the fund's assets. The effect of higher prices, combined with a renewal of international oil and gas exploration efforts, helped to cushion your fund from the dampening effects of the economic slowdown.

The inherent volatility of fuel prices was evident throughout the period as the markets for natural gas and oil reacted almost daily to shifting, sometimes conflicting market forces. Natural gas prices soared at one point to $10 per million BTUs, primarily as a result of rising demand matched against depleted supplies, a circumstance crystallized by the energy crisis in California. Warmer weather eased concerns about dangerously low gas-storage levels and prices declined, but at the end of the period, gas was still priced at $5 per million BTUs, double its price at the opening of the period.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Oil and gas	             42.1%

Energy	                 16.6%

Natural gas
utilities	             12.4%

Chemicals	             10.4%

Paper and forest
products	              6.3%

Footnote reads:
*Based on net assets as of 2/28/01. Holdings will vary over time.


The price of oil was equally unpredictable, swinging from a high at one point of $38 a barrel to a low of $21. Oil prices ended the period on the decline amid signs of growing supply and concerns that the slowdown in the U.S. economy would severely cut into demand. This pessimistic sentiment was reflected in the stocks of the integrated oil companies in your portfolio, which gave back much of their price-driven gains from earlier in the period.

As a result, investments in companies such as Exxon Mobil, Texaco, and Royal Dutch did not meet our performance expectations and results for the energy sector as a whole were disappointing. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's strategy.

The energy sector was also affected by a brief selloff midway through the period when the technology sector began to show signs of life, and investors moved away from the large-capitalization, value-oriented investments that dominate your portfolio. Although the migration was short-lived, it was a negative factor in the fund's performance.

On the positive side, Arch Coal, Inc., which was purchased late in the period, paid off nicely as the stock gained more than 20%. With so much emphasis on gas and oil, it is easy to forget that coal is the source for more than 50% of the electric power production in the United States, and Arch Coal is the nation's second-largest producer. The company supplies approximately one tenth of America's total coal supply, the vast majority of it to U.S. utilities, and is known for having safe and environmentally responsible mines. Arch and its subsidiary operations have amassed dozens of national and state awards for excellence in safety performance and for reclaiming the land to a natural and productive state once mining is completed.

* HIGHER FUEL PRICES CREATE EXPLORATION OPPORTUNITIES

Although fuel prices may have declined over the fiscal period, they remain and are expected to remain well above the 10-year historical average. This positive price environment has had a significant impact on another group of companies emphasized in your portfolio, those that provide products and services related to oil and gas exploration and drilling.

"Following a long bust period from 1982 to 1995, the energy sector began to take off again in 1996 . . . And since booms in the energy business tend to last around a decade . . . this one has another three to five years to run."

-- Tina Vital of Standard & Poor's as quoted in WSJ.com, March 13, 2001

The short supply of oil and natural gas that has had such a dramatic effect on the market this year results from years of reduced exploration and drilling activity. In a prolonged environment of low fuel prices, substantial investment in this area simply could not be justified. However, as prices began to rise, so too have the potential returns on international exploration and production investments.

An increase in these activities, in turn, has created opportunities for the companies that provide services that support the exploration, production, generation, and transmission of oil and natural gas. Tosco Corporation, the largest independent oil refiner and marketer of petroleum products in the United States, gained 32% for the period. Kinder Morgan, Inc., which operates more than 30,000 miles of natural gas and product pipelines across the country, was up 50%. Apache Corporation, an independent oil and gas exploration company; and EOG Resources, a large independent non-integrated oil and gas company also ranked among the top contributors to fund performance for the period.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

EL Paso Corp.
Natural gas utilities

Royal Dutch Petroleum Co. NV
(Netherlands)
Oil and gas

Exxon Mobil Corp.
Oil and gas

TotalFinaElf SA ADR (France)
Oil and gas

Baker Hughes, Inc.
Energy

BP Amoco PLC ADR
(United Kingdom)
Oil and gas

Schlumberger, Ltd.
Energy

Chevron, Inc.
Oil and gas

Minnesota Mining &
Manufacturing Co.
Chemicals

Anadarko Petroleum Corp.
Oil and gas

Footnote reads:
These holdings represent 40.9% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.


* BASIC MATERIALS RESPOND TO A SLOWING ECONOMY

The basic materials sector is one of the first to feel the pressure created by a slowing economy. As corporate earnings begin to fall, companies typically slash capital spending, deferring the cost of building a new plant or reducing the size of a planned expansion project. These decisions directly reduce revenue opportunities for the companies that provide the basic materials for these infrastructure changes, such as metals, chemicals, and paper.

Aluminum production suffered as demand in the construction and auto markets softened, and higher power costs in the Pacific Northwest curtailed production. Some smelters in the region were taken offline completely, and perhaps permanently, as a byproduct of the power shortage in California. The chemical industry has had to contend with both reduced demand and higher production costs caused by the increase in fuel prices.

The bright spot in the basic materials sector was the paper industry, where demand has held steady. Temple-Inland, Inc., a manufacturer of paper, packaging, and building products, was up almost 14% for the six months and ranked as one of the portfolio's top 10 contributors to performance. Overall, the results in the basic materials sector were mixed. Excellent stock selection lead to a return that exceeded 20%. However, this benefit was offset by a significantly underweight position and consequently, our performance versus the fund's benchmark index was flat.

* CONDITIONS LIKELY TO REMAIN FAVORABLE FOR  SEVERAL SECTORS

Going forward, we are optimistic the conditions that have made your fund a steady and reliable investment option will continue. Although prices in 2001 for both oil and gas are already coming down from levels seen in 2000, we expect them to remain well above historical averages. The factors that caused prices to go up to begin with, higher demand and constrained supply, will not be addressed in the near term, and efforts to close the gap through exploration and drilling will benefit the oil services stocks in the fund's portfolio.

We expect the basic materials sector to continue to lag during a period of restrained demand for building and construction projects. We will closely monitor investments that are most sensitive to interest-rate increases and a slowing economy. As always, we will seek buying opportunities in stocks we believe offer compelling prices and keep the portfolio well diversified across the full range of natural resources industries.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability and political developments. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Natural Resources Fund is designed for investors seeking capital appreciation primarily through stocks of companies in the energy and natural resources industries.

TOTAL RETURN FOR PERIODS ENDED 2/28/01

                     Class A         Class B         Class C         Class M
(inception dates)   (7/24/80)       (2/1/94)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          2.44%  -3.46%   2.04%  -2.72%   2.02%   1.07%   2.16%  -1.40%
------------------------------------------------------------------------------
1 year           23.66   16.55   22.64   17.64   22.66   21.65   22.98   18.69
------------------------------------------------------------------------------
5 years          67.34   57.76   61.08   59.08   61.21   61.21   63.02   57.29
Annual average   10.85    9.55   10.00    9.73   10.02   10.02   10.27    9.48
------------------------------------------------------------------------------
10 years        148.09  133.88  129.85  129.85  130.15  130.15  135.55  127.28
Annual average    9.51    8.87    8.68    8.68    8.69    8.69    8.95    8.56
------------------------------------------------------------------------------
Annual average
(life of fund)    7.42    7.11    6.51    6.51    6.55    6.55    6.78    6.60
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/01

                                                           Lipper Natural
                                             S&P 500         Resources
                                              Index           Average
-------------------------------------------------------------------------
6 months                                     -17.84%           2.32%
-------------------------------------------------------------------------
1 year                                        -8.20           30.43
-------------------------------------------------------------------------
5 years                                      109.18           66.25
Annual average                                15.91           10.12
-------------------------------------------------------------------------
10 years                                     320.62          156.83
Annual average                                15.45            9.54
-------------------------------------------------------------------------
Annual average
(life of fund)                                15.59           11.27
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/01

                          Class A       Class B       Class C       Class M
-------------------------------------------------------------------------------
Distributions (number)       1             1             1             1
-------------------------------------------------------------------------------
Income                    $0.120       $   --         $0.051        $0.002
-------------------------------------------------------------------------------
Capital gains
  Long-term                0.825        0.825          0.825         0.825
-------------------------------------------------------------------------------
  Short-term               0.610        0.610          0.610         0.610
-------------------------------------------------------------------------------
  Total                   $1.555       $1.435         $1.486        $1.437
-------------------------------------------------------------------------------
Share value:           NAV     POP       NAV            NAV       NAV     POP
-------------------------------------------------------------------------------
8/31/00               $21.79  $23.12   $21.37         $21.64     $21.62  $22.40
-------------------------------------------------------------------------------
2/28/01                20.73   21.99    20.34          20.56      20.62   21.37
-------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (7/24/80)       (2/1/94)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -0.88%  -6.58%  -1.23%  -5.84%  -1.26%  -2.18%  -1.16%  -4.62%
------------------------------------------------------------------------------
1 year            5.45   -0.61    4.69   -0.20    4.68    3.71    4.95    1.29
------------------------------------------------------------------------------
5 years          53.93   45.10   48.17   46.17   48.34   48.34   49.93   44.64
Annual average    9.01    7.73    8.18    7.89    8.21    8.21    8.44    7.66
------------------------------------------------------------------------------
10 years        140.90  127.11  123.27  123.27  123.59  123.59  128.75  120.76
Annual average    9.19    8.55    8.36    8.36    8.38    8.38    8.63    8.24
------------------------------------------------------------------------------
Annual average
(life of fund)    7.19    6.88    6.28    6.28    6.32    6.32    6.55    6.37
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lipper Natural Resources Average* is composed of funds that invest more than 65% of their equity holdings in the natural resources industries.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and
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The site can be accessed through any of the major online services
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using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2001 (Unaudited)

COMMON STOCKS (99.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Chemicals (10.4%)
-------------------------------------------------------------------------------------------------------------------
             54,300 Avery Dennison Corp.                                                              $   2,877,900
             71,100 BOC Group PLC (United Kingdom)                                                        1,049,868
            155,420 Dow Chemical Co.                                                                      5,099,330
            204,900 du Pont (E.I.) de Nemours & Co., Ltd.                                                 8,952,081
            103,100 Engelhard Corp.                                                                       2,467,183
             47,600 Hercules, Inc. (NON)                                                                    670,208
             95,100 Minnesota Mining & Manufacturing Co.                                                 10,722,525
             95,100 Rohm & Haas Co.                                                                       3,494,925
                                                                                                      -------------
                                                                                                         35,334,020

Electric Utilities (3.0%)
-------------------------------------------------------------------------------------------------------------------
            134,000 Entergy Corp.                                                                         5,203,220
            114,600 Progress Energy, Inc.                                                                 4,957,596
                                                                                                      -------------
                                                                                                         10,160,816

Energy (16.6%)
-------------------------------------------------------------------------------------------------------------------
            373,100 Baker Hughes, Inc.                                                                   14,625,520
             55,800 Cooper Cameron Corp. (NON)                                                            3,335,724
            199,600 Global Marine, Inc.                                                                   5,730,516
            174,800 Halliburton Co.                                                                       6,960,536
            190,900 Schlumberger, Ltd.                                                                   12,169,875
             14,700 Smith International, Inc. (NON)                                                       1,111,320
             72,600 Tidewater, Inc.                                                                       3,535,620
            186,719 Transocean Sedco Forex, Inc.                                                          8,986,785
                                                                                                      -------------
                                                                                                         56,455,896

Financial (1.3%)
-------------------------------------------------------------------------------------------------------------------
             54,600 Fannie Mae                                                                            4,351,620

Insurance (1.0%)
-------------------------------------------------------------------------------------------------------------------
             42,600 American General Corp.                                                                3,247,824

Investment Banking/Brokerage (0.7%)
-------------------------------------------------------------------------------------------------------------------
             51,300 Morgan (J.P.) & Co., Inc.                                                             2,393,658

Metals (5.0%)
-------------------------------------------------------------------------------------------------------------------
            132,300 Alcoa, Inc.                                                                           4,731,048
             70,000 Arch Coal, Inc.                                                                       1,648,500
             89,800 Barrick Gold Corp.                                                                    1,454,760
             79,000 BHP, Ltd. ADR (Australia)                                                             1,734,050
            178,374 Freeport-McMoRan Copper & Gold, Inc. Class A (NON)                                    2,256,431
             42,600 Inco, Ltd. (Canada) (NON)                                                               762,114
             21,960 Phelps Dodge Corp.                                                                    1,010,160
             34,500 Pohang Iron & Steel Co., Ltd. ADR (South Korea)                                         772,800
            141,900 Rio Tinto PLC (United Kingdom)                                                        2,608,902
             12,400 USX-U.S. Steel Group                                                                    188,976
                                                                                                      -------------
                                                                                                         17,167,741

Natural Gas Utilities (12.4%)
-------------------------------------------------------------------------------------------------------------------
            260,417 EL Paso Corp.                                                                        18,307,318
            139,700 Enron Corp.                                                                           9,569,450
             47,100 Equitable Resources, Inc.                                                             2,703,540
             80,200 Kinder Morgan, Inc.                                                                   4,443,080
            172,400 Williams Cos., Inc. (The)                                                             7,189,080
                                                                                                      -------------
                                                                                                         42,212,468

Oil & Gas (42.1%)
-------------------------------------------------------------------------------------------------------------------
             44,600 Alberta Energy Company, Ltd.                                                          1,989,160
            162,814 Anadarko Petroleum Corp.                                                             10,175,875
            289,052 BP Amoco PLC ADR (United Kingdom)                                                    14,336,979
             36,500 Burlington Resources, Inc.                                                            1,640,310
            125,500 Chevron, Inc.                                                                        10,750,330
             99,000 Conoco, Inc. Class A                                                                  2,796,750
            284,853 Conoco, Inc. Class B                                                                  8,203,766
             41,300 Devon Energy Corp.                                                                    2,354,100
             58,000 Ente Nazionale Idrocarburi (ENI) SpA ADR (Italy)                                      3,813,500
            104,200 EOG Resources, Inc.                                                                   4,543,120
            204,700 Exxon Mobil Corp.                                                                    16,590,935
             46,700 Kerr-McGee Corp.                                                                      3,018,688
             50,000 Ocean Energy, Inc.                                                                      900,000
            286,500 Royal Dutch Petroleum Co. NV (Netherlands)                                           16,711,545
            134,000 Sunoco, Inc.                                                                          4,454,160
             92,500 Talisman Energy, Inc. (Canada) (NON)                                                  3,337,400
             96,000 Texaco, Inc.                                                                          6,153,600
            193,200 Tosco Corp.                                                                           7,737,660
            210,244 TotalFinaElf SA ADR (France)                                                         14,824,304
             50,000 Triton Energy, Ltd. (Cayman Islands) (NON)                                            1,062,500
            189,605 Unocal Corp.                                                                          6,685,472
             29,900 Valero Energy Corp.                                                                   1,095,835
                                                                                                      -------------
                                                                                                        143,175,989

Paper & Forest Products (6.3%)
-------------------------------------------------------------------------------------------------------------------
             80,600 Boise Cascade Corp.                                                                   2,585,648
            109,700 International Paper Co.                                                               4,131,302
            626,000 Jefferson Smurfit Group PLC (Ireland)                                                 1,128,365
            162,800 Louisiana-Pacific Corp.                                                               1,722,424
            229,600 Sappi, Ltd. ADR (South Africa)                                                        1,917,160
            195,100 Smurfit-Stone Container Corp. (NON)                                                   2,816,756
             74,400 Temple Inland, Inc.                                                                   3,540,696
             68,800 Weyerhaeuser Co.                                                                      3,697,312
                                                                                                      -------------
                                                                                                         21,539,663

Pharmaceuticals (0.8%)
-------------------------------------------------------------------------------------------------------------------
             43,200 Bristol-Myers Squibb Co.                                                          $   2,739,312
                                                                                                      -------------
                    Total Common Stocks (cost $269,757,136)                                           $ 338,779,007

SHORT-TERM INVESTMENTS (0.3%) (a) (cost $1,188,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $1,188,000 Interest in $300,000,000 joint tri-party repurchase agreement dated February 28, 2001 with Credit Suisse First Boston
                    due March 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $1,188,181 for an effective
                    yield of 5.48%                                                                    $   1,188,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $270,945,136) (b)                                         $ 339,967,007
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $340,287,961.

  (b) The aggregate identified cost on a tax basis is $276,994,637, resulting in gross unrealized appreciation and depreciation of $70,684,850 and $7,712,480, respectively, or net unrealized appreciation of $62,972,370.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

	  DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at February 28, 2001:
      (as percentage of Market Value)

	  	  Canada                  1.2%
		  France                  4.4
		  Italy                   1.1
		  Netherlands             4.9
		  United Kingdom          5.3
		  United States          81.2
		  Other                   1.9
			                    -----
		  Total                 100.0%


      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $270,945,136) (Note 1)                                        $339,967,007
-------------------------------------------------------------------------------------------
Cash                                                                                    775
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 1,037,305
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              790,342
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                        9,439
-------------------------------------------------------------------------------------------
Total assets                                                                    341,804,868

Liabilities
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          606,496
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        586,150
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           76,704
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       23,022
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,701
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              186,546
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               35,288
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,516,907
-------------------------------------------------------------------------------------------
Net assets                                                                     $340,287,961

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $269,481,883
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         90,151
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                            1,694,601
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                            69,021,326
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $340,287,961

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($206,578,457 divided by 9,965,000 shares)                                           $20.73
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $20.73)*                              $21.99
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($121,101,507 divided by 5,952,590 shares)**                                         $20.34
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($5,968,936 divided by 290,288 shares)**                                             $20.56
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
$6,639,061 divided by 321,896 shares)                                                $20.62
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of 20.62)*                               $21.37
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended February 28, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $20,898)                                       $ 2,774,942
-------------------------------------------------------------------------------------------
Interest                                                                            125,838
-------------------------------------------------------------------------------------------
Total investment income                                                           2,900,780

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,182,877
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      238,255
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     9,127
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,256
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               253,454
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               611,299
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                25,389
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                26,444
-------------------------------------------------------------------------------------------
Other                                                                                81,525
-------------------------------------------------------------------------------------------
Total expenses                                                                    2,431,626
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (73,372)
-------------------------------------------------------------------------------------------
Net expenses                                                                      2,358,254
-------------------------------------------------------------------------------------------
Net investment income                                                               542,526
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 11,372,113
-------------------------------------------------------------------------------------------
Net realized gain on future contracts (Note 1)                                       98,505
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (936)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign
currencies during the period.                                                          (103)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                     (5,952,755)
-------------------------------------------------------------------------------------------
Net gain on investments                                                           5,516,824
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $ 6,059,350
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $    542,526     $  1,351,265
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                          11,469,682       21,244,918
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                       (5,952,858)      11,036,146
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    6,059,350       33,632,329
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (1,116,089)      (1,797,242)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (376,428)
--------------------------------------------------------------------------------------------------
   Class C                                                                (11,829)          (6,874)
--------------------------------------------------------------------------------------------------
   Class M                                                                   (608)         (30,294)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                            (13,346,558)      (2,960,718)
--------------------------------------------------------------------------------------------------
   Class B                                                             (8,148,178)      (2,223,059)
--------------------------------------------------------------------------------------------------
   Class C                                                               (332,822)         (12,226)
--------------------------------------------------------------------------------------------------
   Class M                                                               (436,512)        (112,880)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)           13,132,586      (39,423,087)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (4,200,660)     (13,310,479)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   344,488,621      357,799,100
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $90,151 and $676,151, respectively)                        $340,287,961     $344,488,621
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                            February 28
operating performance                (Unaudited)                       Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.79       $19.98       $15.28       $22.13       $18.03       $16.09
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .06          .14          .20          .20          .25          .28
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .44         2.17         5.91        (5.47)        5.18         2.09
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .50         2.31         6.11        (5.27)        5.43         2.37
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.12)        (.19)        (.23)        (.21)        (.16)        (.34)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.31)       (1.06)       (1.37)       (1.17)        (.09)
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments              --           --         (.12)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.56)        (.50)       (1.41)       (1.58)       (1.33)        (.43)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $20.73       $21.79       $19.98       $15.28       $22.13       $18.03
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.44*       12.07        42.50       (25.34)       31.39        14.95
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $206,578     $206,190     $200,824     $157,589     $239,539     $170,678
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .57*        1.15         1.16         1.20         1.23         1.27
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .31*         .74         1.09          .95         1.26         1.62
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 36.43*      199.50       118.37        28.63        39.25        47.71
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                       Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.37       $19.61       $15.00       $21.77       $17.81       $15.94
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.01)        (.01)         .06          .04          .10          .15
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .42         2.13         5.81        (5.37)        5.11         2.07
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .41         2.12         5.87        (5.33)        5.21         2.22
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.05)        (.08)        (.07)        (.08)        (.26)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.31)       (1.06)       (1.37)       (1.17)        (.09)
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments              --           --         (.12)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.44)        (.36)       (1.26)       (1.44)       (1.25)        (.35)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $20.34       $21.37       $19.61       $15.00       $21.77       $17.81
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.04*       11.19        41.42       (25.91)       30.40        14.14
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $121,102     $126,004     $146,228     $107,252     $142,442      $66,375
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.90         1.91         1.95         1.98         2.04
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.08)*       (.04)         .35          .21          .52          .85
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 36.43*      199.50       118.37        28.63        39.25        47.71
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                        ended                 For the period
Per-share                            February 28  Year ended  July 26, 1999+
operating performance                (Unaudited)  August 31   to August 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.64       $19.98       $19.78
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)         (.01)         .03          .02
---------------------------------------------------------------------------
Net realized and unrealized
gain on investments                      .42         2.12          .18
---------------------------------------------------------------------------
Total from
investment operations                    .41         2.15          .20
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.05)        (.18)          --
---------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.31)          --
---------------------------------------------------------------------------
In excess of net
realized gain on investments              --           --           --
---------------------------------------------------------------------------
Total distributions                    (1.49)        (.49)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $20.56       $21.64       $19.98
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.02*       11.22         1.01*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $5,969       $4,040         $209
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.90          .19*
---------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.06)*        .14          .13*
---------------------------------------------------------------------------
Portfolio turnover (%)                 36.43*      199.50       118.37
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.62       $19.82       $15.15       $21.99       $17.97       $16.07
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .01          .05          .11          .09          .15          .19
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .43         2.14         5.86        (5.42)        5.16         2.09
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .44         2.19         5.97        (5.33)        5.31         2.28
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --(d)      (.08)        (.12)        (.14)        (.12)        (.29)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.31)       (1.06)       (1.37)       (1.17)        (.09)
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments              --           --         (.12)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.44)        (.39)       (1.30)       (1.51)       (1.29)        (.38)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $20.62       $21.62       $19.82       $15.15       $21.99       $17.97
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.16*       11.47        41.72       (25.73)       30.79        14.39
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $6,639       $8,254      $10,537       $5,926       $7,853       $2,641
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82*        1.65         1.66         1.70         1.73         1.85
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .03*         .26          .62          .45          .77         1.07
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 36.43*      199.50       118.37        28.63        39.25        47.71
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Distribution from net investment income was less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Natural Resources Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund continues to seek capital appreciation by investing primarily in the common stocks of companies in the energy and natural resource industries.

The fund offers class A, class B, class C, and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended February 28, 2001, the fund's expenses were reduced by $73,372 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $718 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $38,418 and $998 from the sale of class A and class M shares, respectively, and received $84,196 and $7,631 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received $2,481 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $122,739,020 and $131,730,173, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,591,057        $ 33,835,900
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  643,155          13,036,735
---------------------------------------------------------------------------
                                             2,234,212          46,872,635

Shares
repurchased                                 (1,730,478)        (36,588,218)
---------------------------------------------------------------------------
Net increase                                   503,734        $ 10,284,417
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,678,847        $ 73,922,198
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  234,570           4,276,206
---------------------------------------------------------------------------
                                             3,913,417          78,198,404

Shares
repurchased                                 (4,502,655)        (88,599,595)
---------------------------------------------------------------------------
Net decrease                                  (589,238)       $(10,401,191)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,359,443        $ 50,143,652
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  356,613           7,103,733
---------------------------------------------------------------------------
                                             2,716,056          57,247,385

Shares
repurchased                                 (2,658,511)        (55,393,303)
---------------------------------------------------------------------------
Net increase                                    57,545        $  1,854,082
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,973,938        $ 58,761,585
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  125,022           2,246,636
---------------------------------------------------------------------------
                                             3,098,960          61,008,221

Shares
repurchased                                 (4,661,636)        (91,073,166)
---------------------------------------------------------------------------
Net decrease                                (1,562,676)       $(30,064,945)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    216,586        $  4,609,144
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   14,000             281,814
---------------------------------------------------------------------------
                                               230,586           4,890,958

Shares
repurchased                                   (127,017)         (2,632,375)
---------------------------------------------------------------------------
Net increase                                   103,569        $  2,258,583
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    223,992          $4,523,666
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  	   862              15,683
---------------------------------------------------------------------------
                                               224,854           4,539,349

Shares
repurchased                                    (48,620)           (967,579)
---------------------------------------------------------------------------
Net increase                                   176,234          $3,571,770
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     59,499         $ 1,268,586
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,414             412,158
---------------------------------------------------------------------------
                                                79,913           1,680,744

Shares
repurchased                                   (139,694)         (2,945,240)
---------------------------------------------------------------------------
Net decrease                                   (59,781)        $(1,264,496)
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    607,237        $ 12,195,438
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,420             134,665
---------------------------------------------------------------------------
                                               614,657          12,330,103

Shares
repurchased                                   (764,739)        (14,858,824)
---------------------------------------------------------------------------
Net decrease                                  (150,082)       $ (2,528,721)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on pay downs on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin Scott
Vice President

Thomas Haslett
Vice President

Kevin M. Divney
Vice President and Fund Manager

James M. Falvey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Global Natural Resources Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA007  70451  018/501/2AD  4/01